Right-of-use Assets (Tables)	6 Months Ended
Jun. 30, 2022
Right-of-use Assets
Schedule of movement in right-of-use assets

Land lease
Balance, December 31, 2020	$2,199,779
Additions	—
Amortization	(115,183)
Movement in exchange rates	(175,719)
Balance, December 31, 2021	$1,908,877
Additions	—
Amortization	(58,010)
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.	(1,888,715)
Movement in exchange rates	37,848
Balance, June 30, 2022	$—